Environmental Trust Funds (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Environmental Trust Funds [Line Items]
Balance at beginning of the year	$ 88.1	$ 79.3
Contributions	11.1	10.1
Interest earned	1.1	0.8	$ 0.7
Translation adjustment	(1.5)	(2.1)
Balance at end of the year	98.8	88.1	$ 79.3
South Africa
Schedule of Environmental Trust Funds [Line Items]
Term deposit	20.0	17.5
Ghana
Schedule of Environmental Trust Funds [Line Items]
Cash deposit	$ 78.8	$ 70.6